ADDITIONAL SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
ADDITIONAL SEGMENT INFORMATION
ADDITIONAL SEGMENT INFORMATION

25.ADDITIONAL SEGMENT INFORMATION

	Matawinie Mine	Battery Material		December 31, 2021
	Project	Plant project	Corporate	Total
Total property, plant and equipment	18,032	18,886	5,185	42,103
Total liabilities	7,570	6,320	6,764	20,654

	Matawinie Mine	Battery Material		December 31, 2020
	Project	Plant project	Corporate	Total
Total property, plant and equipment	—	1,206	3,001	4,207
Total liabilities	2,397	2,689	21,408	26,494